Other Income and Expenses (Details) - Schedule of other income and expenses S/ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)
Other income:
Sale of assets		S/ 11,274		S/ 9,618		S/ 9,118
Supplier debt forgiveness		5,244				14,545
Penalty income		4,715		1,883		1,168
Change in contract of the call option	[1]	3,706		70,322
Recovery of provisions and impairments		2,067		6,070		6,501
Insurance compensation		209		3,728		156
Others		8,024		5,593		4,072
Other income		35,239		97,214		35,560
Other expenses:
Civil compensation recognized from the Agreement	[1]	258,267				64,571
Administrative sanctions and legal processes	[2]	18,265		61,252		34,242
Net cost of fixed assets disposal		8,137		7,794		6,478
Asset impairment	[3]	26,211		20,371		103,074
Disposal of property, plant and equipment		4,137		3,764		501
Renegotiation of contract with suppliers		6,356		176		4,889
Valuation of well abandonment				7,211		2,438
Others		4,480		1,123		549
Other expenditures		325,853	$ 41.6	101,691	$ 38.1	216,742
Other expenses, net		S/ (290,614)		S/ (4,477)		S/ (181,182)

[1]	As of December 31, 2021, the subsidiary Cumbra Peru S.A. renegotiated the terms of the put option arrangement signed with the minor shareholder Morelco S.A.S. at the acquisition of asset. This renegotiation ended with the signature of a new acquisition agreement for US$15.4 million, superseding the original put option arrangement. Therefore, the Company recognized S/70.3 million in “Other income – Change in contract of the call option” in 2021. Also, there was a prepayment discount of S/3.7 million in 2022. (Note 20.i).
[2]	As of December 31, 2022, it corresponds to: i) Penalty imposed by INDECOPI´s Technical Secretariat for S/0.3 million. ii) Income tax penalties for S/13.1 million, AENZA S.A.A. for S/1 million, Cumbra Peru S.A. for S/7.4 million and Cumbra Ingenieria S.A. for S/4.7 million. iii) Penalty imposed by OSITRAN on Tren Urbano de Lima S.A. for S/3.2 million, iv). Provision of labor proceedings of subsidiary Red Vial 5 S.A. amounting to S/ 1.6 million. As of December 31, 2021, it mainly corresponds to the penalty imposed by INDECOPI’s Technical Secretariat to Cumbra Peru S.A. for S/28.1 million and Unna Transporte S.A.C. for S/2.4 million (Note 21.a); additionally, income tax penalties in AENZA S.A.A. for S/18.2 million, Cumbra Peru S.A. for S/9.5 million and Cumbra Ingenieria S.A. for S/0.9 million. In 2020, exposure of the fine by the Technical Secretariat of INDECOPI of the subsidiary Cumbra Peru for S/24.5 million and other minor proceedings for S/9.7 million.
[3]	As of December 31, 2022, it corresponds to the impairment of investments of AENZA S.A.A. for S/14.8 million (Note 14.i), impairment of other accounts receivable of Viva Negocio Inmobiliario S.A.C. for S/8.1 million, related to Consorcio Panorama (Note 12), impairment of intangible assets for S/3.1 million corresponds to the subsidiary Cumbra Peru S.A. for S/2.6 million (Vial y Vives - DSD S.A. trademark) and AENZA S.A.A. for S/0.5 million, others minor for S/ 0.2 million. As of December 31, 2021, it corresponds to the impairment of other accounts receivable for S/19.9 million, as a consequence of the financial obligation assumed by AENZA S.A.A. in favor of Adexus S.A. In 2020, corresponds to: i) impairment of other accounts receivable generated by the subsidiary Concesionaria Via Expresa Sur S.A. for S/55.8 million, as a consequence of the new estimates of the Company on the recovery of the investment it maintains in the project; ii) impairment of other accounts receivable of CAM Holding S.p.A. for S/12.5 million for claims accepted against the guarantee account; iii) impairment of trade receivables generated by the subsidiary Unna Transporte S.A.C. for S/33.7 million to the Regional Government of Cusco iv) other minor for S/0.5 million of other receivables and S/0.5 million of trade receivables.